Commitments and Contingencies - Future Minimum Rental Commitments Under Operating Leases (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 47
2019	42
2020	30
2021	25
2022	18
2023 and thereafter	22
Total	$ 184